Average Annual Total Returns - Great-West Inflation-Protected Securities Fund	Institutional OneYear	Institutional SinceInception	Institutional InceptionDate	Investor OneYear	Investor SinceInception	Investor InceptionDate	Bloomberg Barclays 1-10 Year U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) OneYear	Bloomberg Barclays 1-10 Year U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg Barclays 1-10 Year U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	8.02%	4.50%	Jan. 04, 2018	7.57%	4.15%	Jan. 04, 2018	8.39%	4.97%